Fair Value Measurement - Schedule of Reconciliations of Assets Categorized Within Level 3 Under The Fair Value Hierarchy (Detail) - Fair Value, Inputs, Level 3 [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 830,966	¥ 0
Additions	142,060	474,909
Reclassed from equity investment without readily determinable fair value		359,242
Net unrealized fair value change recognized in other comprehensive income	599
Accrued interest from convertible note	11,013
Impairment loss	(352,742)
Foreign currency translation adjustments	8,749	(3,185)
Ending balance	¥ 640,645	¥ 830,966